TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.4%
	AEROSPACE & DEFENSE - 8.3%
17,101	Elbit Systems Ltd.	$ 12,974,871
97,000	Leonardo DRS, Inc.	4,138,990
		17,113,861
	APPAREL & TEXTILE PRODUCTS - 1.7%
23,816	Delta Galil Ltd.	1,305,775
23,000	Fox Wizel Ltd.	2,181,314
		3,487,089
	BANKING - 12.4%
478,000	Bank Leumi Le-Israel BM	10,683,781
45,300	First International Bank of Israel Ltd.	3,209,625
527,000	Israel Discount Bank Ltd., Class A	5,222,905
95,000	Mizrahi Tefahot Bank Ltd.	6,287,375
		25,403,686
	ELECTRIC UTILITIES - 4.7%
50,000	Enlight Renewable Energy Ltd.(a)	4,451,001
17,400	Kenon Holdings Ltd.	1,163,364
20,000	OPC Energy Ltd.(a)	621,514
30,400	Ormat Technologies, Inc.	3,310,599
		9,546,478
	ELECTRICAL EQUIPMENT - 2.5%
31,400	Camtek Ltd.(a)	5,121,968

	ENGINEERING & CONSTRUCTION - 0.8%
247,173	Shikun & Binui Ltd.(a)	1,577,735

	HEALTH CARE FACILITIES & SERVICES - 1.0%
12,769	Danel Adir Yeoshua Ltd.	1,952,714

	HOME CONSTRUCTION - 0.6%
200,000	Aura Investments Ltd.	1,236,982

	INSTITUTIONAL FINANCIAL SERVICES - 7.4%
365,194	Tel Aviv Stock Exchange Ltd.	15,152,005

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	INSURANCE - 9.3%
80,000	Harel Insurance Investments & Financial Services Ltd.	$ 4,208,829
693,628	Migdal Insurance & Financial Holdings Ltd.(a)	3,858,926
199,400	Phoenix Financial Ltd.	11,026,420
		19,094,175
	LEISURE FACILITIES & SERVICES - 1.6%
13,735	Fattal Holdings 1998 Ltd.(a)	3,242,025

	MEDICAL EQUIPMENT & DEVICES - 1.4%
182,606	Brainsway Ltd. - ADR(a)	2,832,219

	OIL & GAS PRODUCERS - 5.2%
74,968	Energean plc	679,665
102,000	Energean plc	918,021
5,600	Israel Corp Ltd.	1,431,512
1,100,000	Isramco Negev 2, L.P.	691,057
475,000	Newmed Energy, L.P.	2,489,417
8,000	Paz Oil Company Ltd.	2,126,991
1,600,000	Ratio Energies Finance, L.P.	2,311,361
		10,648,024
	REAL ESTATE INVESTMENT TRUSTS - 2.7%
12,000	Big Shopping Centers Ltd.	2,721,629
399,000	Reit 1 Ltd.	2,895,384
		5,617,013
	REAL ESTATE OWNERS & DEVELOPERS - 9.5%
312,000	Amot Investments Ltd.	1,942,270
44,000	Azrieli Group Ltd.	5,976,348
40,000	Elco Ltd.	1,972,721
117,674	G City Ltd.	440,398
180,000	Gav-Yam Lands Corp Ltd.	2,214,473
27,380	Melisron Ltd.	3,842,109
703,430	Mivne Real Estate KD Ltd.	3,072,160
14,226	Orion Retail Properties Ltd.(a)	8,216
		19,468,695

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	RENEWABLE ENERGY - 1.9%
446,360	Energix-Renewable Energies Ltd.	$ 3,918,357

	RETAIL - CONSUMER STAPLES - 3.8%
225,000	Max Stock Ltd.	2,725,005
18,700	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,293,052
195,000	Shufersal Ltd.	2,791,424
		7,809,481
	SEMICONDUCTORS - 13.2%
20,900	Nova Ltd.(a)	11,347,446
60,323	Tower Semiconductor Ltd.(a)	15,722,587
		27,070,033
	SOFTWARE - 5.2%
29,935	Hilan Ltd.	1,929,895
41,000	One Software Technologies Ltd.	782,507
23,386	Palo Alto Networks, Inc.(a)	7,975,094
		10,687,496
	TECHNOLOGY HARDWARE - 3.0%
61,348	Next Vision Stabilized Systems Ltd.	4,958,788
95,614	RP Optical Lab Ltd.(a)	1,100,175
		6,058,963
	TECHNOLOGY SERVICES - 1.2%
98,993	Matrix IT Ltd.	2,513,569

	TOTAL COMMON STOCKS (Cost $63,342,014)	199,552,568

	SHORT-TERM INVESTMENT — 2.6%
	MONEY MARKET FUND - 2.6%
5,387,645	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(b) (Cost $5,387,645)	5,387,645

	TOTAL INVESTMENTS - 100.0% (Cost $68,729,659)	$ 204,940,213
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(C)	72,155
	NET ASSETS - 100.0%	$ 205,012,368

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

ADR	- American Depositary Receipt
L.P.	- Limited Partnership
Ltd.	- Limited Company
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(C)	Percentage rounds to less than 0.1%.

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JUNE 30, 2026

Diversification of Assets
Country	% of Net Assets
Israel	88.5%
United States	7.5%
United Kingdom	0.8%
Singapore	0.6%
Total	97.4%
Money Market Fund	2.6%
Other Assets in Excess of Liabilities	0.0%(c)
Grand Total	100.0%